Goodwill, Digital Asset, and Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Feb. 16, 2022
Intangible assets
Impairment loss on digital assets	$ 24
Metapresence Limited
Intangible assets
Plot of virtual land		$ 23
Digital asset as cryptocurrency		$ 7